Notes on the Consolidated Balance Sheets - Intangible assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	€ 33,015
Balance, June 30,	34,394
Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	42,675
Acquired	0
Additions	2,345
Disposals	0
Reclassification	0
Currency translation	160
Balance, June 30,	45,180
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(9,660)
Additions	(1,126)
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	(10,786)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	2,221
Balance, June 30,	5,856
Software | Internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	3,421
Acquired	0
Additions	816
Disposals	0
Reclassification	3,517
Currency translation	11
Balance, June 30,	7,765
Software | Internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(1,200)
Additions	(709)
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	(1,909)
Software | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	23
Balance, June 30,	18
Software | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	24
Acquired	0
Additions	0
Disposals	0
Reclassification	0
Currency translation	(1)
Balance, June 30,	23
Software | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(1)
Additions	(4)
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	(5)
Licenses and domains | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	209
Balance, June 30,	185
Licenses and domains | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	347
Acquired	0
Additions	0
Disposals	0
Reclassification	0
Currency translation	0
Balance, June 30,	347
Licenses and domains | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(138)
Additions	(24)
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	(162)
Brands and trademarks | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	4,894
Balance, June 30,	4,839
Brands and trademarks | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	5,210
Acquired	0
Additions	0
Disposals	0
Reclassification	0
Currency translation	15
Balance, June 30,	5,225
Brands and trademarks | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(316)
Additions	(70)
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	(386)
Other intangible assets | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	1,173
Balance, June 30,	863
Other intangible assets | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	5,854
Acquired	0
Additions	0
Disposals	0
Reclassification	0
Currency translation	9
Balance, June 30,	5,863
Other intangible assets | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(4,681)
Additions	(319)
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	(5,000)
Intangible assets under development | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	3,691
Balance, June 30,	1,703
Intangible assets under development | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	3,691
Acquired	0
Additions	1,529
Disposals	0
Reclassification	(3,517)
Currency translation	0
Balance, June 30,	1,703
Intangible assets under development | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	0
Additions	0
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	0
Goodwill | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	20,804
Balance, June 30,	20,930
Goodwill | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	24,128
Acquired	0
Additions	0
Disposals	0
Reclassification	0
Currency translation	126
Balance, June 30,	24,254
Goodwill | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(3,324)
Additions	0
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	€ (3,324)